OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Current [Abstract]
Tax payables	$ 282	$ 12,096
Interest payable	1,057	986
Others	5,962	4,035
Total other current liabilities	$ 7,301	$ 17,117